Secondary Listing in Hong Kong (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 08, 2021	Dec. 31, 2021
Secondary Listing in Hong Kong
Underwriters borrowed (in shares)		1,650,000
Over-allotment option
Secondary Listing in Hong Kong
Shares lent to underwriters for settlement of over-allocations	1,453,620
Common Class A | Over-allotment option
Secondary Listing in Hong Kong
Shares lent to underwriters for settlement of over-allocations	1,650,000
Common Class A | HKEX
Secondary Listing in Hong Kong
Issuance of shares - global offering	5,500,000
Gross proceeds from the global offering	$ 178.4
SINA [Member] | Common Class A | HKEX
Secondary Listing in Hong Kong
Issuance of shares - global offering	5,500,000